Long-Term Debt and Short-Term Borrowings - Floating Rate Notes (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2004	Dec. 31, 2017
Floating rate notes due 2027 and 2040 and 2041
Years After Date Of Issuance Put Options Commence Number		10 years
Years After Date Of Issuance Put Options Commence Additional Put Options Occur Each Anniversary Until Maturity Number		3 years
Floating rate note due 2044
Debt Instrument Term	40 years
Debt Instrument, Face Amount	$ 60	$ 55
Repurchase Price Of Floating Rate Notes As Percentage		100.00%
Maximum | Floating rate notes due 2027 and 2040 and 2041
Repurchase Price Of Floating Rate Notes As Percentage		100.00%
Minimum | Floating rate notes due 2027 and 2040 and 2041
Repurchase Price Of Floating Rate Notes As Percentage		99.00%